Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2011
Fair Value, by Balance Sheet Grouping

A summary of financial assets and liabilities that were measured at fair value on a recurring basis at June 30, 2011 and June 30, 2010 is as follows:

	Total Value At June 30, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Derivatives	$638	$	$638	$
Liabilities:
Derivatives	39,561		39,561

	Total Value At June 30, 2010	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	$3,542	$	$	$3,542
Derivatives	1,624		1,624
Liabilities:
Derivatives	2,334		2,334